Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.90%
Innovator U.S. Equity Ultra Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $564.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Innovator U.S. Equity Ultra Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $663.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator U.S. Equity Ultra Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $386.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)